<letter>
THE DARUMA FUNDS, INC.
60 East 42nd Street
Suite 1112
New York, NY 10165

tele: 212-687-1473
fax: 212-687-1544

February 26, 1998

VIA EDGAR TRANSMISSION

Brian McNeill
Examiner
U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington DC 20549

Re: Daruma Mid-Cap Value Fund
    a series of The Daruma Funds, Inc.
    Registration No. 333-0379
    ICA No. 811-07621

Dear Mr. McNeill:

Transmitted herewith for filing is the Daruma
Mid-Cap Value Fund's Semi-Annual Report to
Shareholders dated December 31, 1997.

If you have any questions, please call me at 212-687-1473.

Very truly yours,


/s/
Mary B. O'Byrne
Secretary

cc: Thomas Westle, Battle Fowler LLP

PORTFOLIO SUMMARY
(Unaudited)

Portfolio Composition	Value		% of Net Assets

Common Stocks	"$1,730,357"		92.7%
Cash & Other Net Assets	"136,327"	7.3%
Total Net Assets	"$1,866,684"	100.0%

Portfolio Characteristics
Average Market Capitalization	$1.7	billion
Median Market Capitalization	$1.5	billion
Average P/E Ratio		17.4	x
Average Portfolio Yield		1.4	%

Common Stock Sectors	% of Net Assets
Consumer Durable		22.9%
Consumer Non-Durable		22.8
Business Services		13.4
Technology		        10.7
Transportation		         6.7
Basic Industries		5.7
Financial Services		4.3
Utilities	  	        2.2
Energy		                2.0
Media		                2.0

Top Ten Positions		Value	% of Net Assets
1.OEA Inc.	                "$83,919"   4.5	%
2."Unisource Worldwide, Inc."	"83,220"    4.5
3."Dime Bancorp, Inc."	         "80,162"   4.3
4.International Multifoods Corporation"70,781" 3.8
5.Storage Technology Corporation "68,131"   3.6
6.ANTEC Corporation	         "61,875"   3.3
7.Raychem Corp.	                 "60,288"   3.2
8."A. Schulman, Inc." 	         "59,044"   3.2
9.Pittsson Burlington Group	 "58,537"   3.1
10."Arrow International, Inc."   "56,240"   3.0

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at December 31, 1997 (unaudited)"
Common Stocks - 92.7%
Shares			Value
BASIC INDUSTRIES -  5.7%
"1,055"		Minerals Technologies Inc.	"$47,940"
"2,350"		"A. Schulman, Inc."	"59,044"
			                   "106,984"

BUSINESS SERVICES -  17.7%
"2,715"	*"ADVO, Inc."	           "52,942"
"3,690"	*ANTEC Corporation	   "61,875"
"1,300"	*Cincinnati Bell Inc.	   "40,300"
"1,300"	*"Interim Services, Inc."  "33,637"
700	*Lincare Holdings Inc.	   "39,900"
"1,310"	Pittston Brinks Group	   "52,727"
"2,190"	*"Wang Laboratores, Inc."  "48,454"
		                   "329,835"

CONSUMER DURABLE - 23.3%
900	"Echlin, Inc."	          "32,569"
"1,300"	Federal-Mogul Corporation  "52,650"
"2,500"	International Multifoods
         Corporation	            "70,781"
880	*MacFrugal's Bargains Close
          -Outs Inc.	           "36,190"
"1,210"	Newell Co.	           "51,425"
"2,900"	OEA Inc.	           "83,919"
"1,400"	Raychem Corp.	           "60,288"
"1,700"	Tupperware Corporation  "47,387"
	            		"435,209"

CONSUMER NON-DURABLE - 18.1%
"1,520"	"Arrow International, Inc."  "56,240"
"1,800"	*Boise Cascade Office
            Products Corporation     "26,887"
"1,430"	Hormel Foods Corporation    "46,832"
"1,570"	"IBP, Inc,"                  "32,872"
"3,360"	"Owens & Minor, Inc."	      "48,720"
700	*R.P. Scherer Corporation     "42,700"
"5,840"	"Unisource Worldwide, Inc."   "83,220"
		                	"337,471"

ENERGY - 2.0%
"3,400"	*Santa Fe Resources Inc.    "38,250"

The accompanying notes are an integral part of the financial statements.

FINANCIAL SERVICES - 4.3%
"2,650"	"Dime Bancorp, Inc."	"80,162"

MEDIA - 4.9%
960	A.H. Belo Corporation	"53,880"
"2,000"	Reynolds & Reynolds
            Company Cl. A	"36,875"
		               "90,755"

RETAIL - 3.8
"1,200"	"Casey's General Stores,
                   Inc,"	"30,450"
600	*"Payless Shoesource,
              Inc."       	"40,275"
		         	"70,725"

TECHNOLOGY -  6.2%
"1,700"	*NCR Corporation	"47,281"
"1,100"	*Storage Technology
             Corporation 	"68,131"
			       "115,412"

TRANSPORTATION - 6.7%
680	Airborne Freight
              Corporation	"42,245"
"1,080"	"Circle International,
                  Inc."	        "24,772"
"2,230"	Pittston Burlington Group"58,537"
		    	        "125,554"
Total Common Stocks
	"  (Cost $1,459,933)"	"1,730,357"

TOTAL INVESTMENTS - 92.7%
"  (Cost $1,459,933)"	"1,730,357"
CASH AND OTHER ASSETS LESS
  LIABILITIES - 7.3%	"136,327"
NET ASSETS - 100.0%	"$1,866,684"

*Non-income producing.

Income Tax Information:
The cost of total investments for federal income tax purposes was"$1,459,933. At December 31, 1997, net unrealized appreciation""on investments was $270,424, consisting of aggregate gross " "unrealized appreciation of $328,309 and aggregate gross ""depreciation of $57,885."

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
"Statement of Assets and Liabilities at December 31,
 1997 (unaudited)"
ASSETS:
"Investments at value
(identified cost $1,459,933) (Note 1)""$1,730,357"
Cash					"115,397"
Receivable for securities sold		"45,302"
Deferred organization costs		"8,774"
Receivable for dividends and interest	"1,093"
Prepaid expenses and other assets	"20,274"
	TOTAL ASSETS			"1,921,197"

LIABILITIES:
Payable for securities purchased	"22,498"
Investment advisory fee payable (Note 2)"16,634"
Accrued expenses			"15,381"
	TOTAL LIABILITIES		"54,513"
	NET ASSETS		"$1,866,684"

ANALYSIS OF NET ASSETS:
Accumulated net realized gain on investments"$13,579"
Net unrealized appreciation on investments   "270,424"
Paid-in capital				"1,582,681"
	NET ASSETS			"$1,866,684"

PRICING OF SHARES
"($1,866,684 / 143,354 shares outstanding)"$13.02

Statement of Changes in Net Assets
                                                     For the period
				Six Months Ended   8/16/1996 through
				"December 31, 1997" "June 30, 1997"
				( Note 1)	    (Note 1)
From Investment Operations:
Net investment loss		"($4,627)"	"($5,673)"
Net realized gain on investments"103,343"	"57,855"
Net unrealized appreciation on
investments			"270,424"	"223,365"
Net increase in net assets
 resulting from operations     "369,140"	"275,547"
Dividends to Shareholders:
Distributions paid from net
 realized gains			"(194,028)"	"-1,146"
From Capital Share Transactions:
Net increase in net assets from
capital share transactions (Note 3)"232,411"	"1,184,760"
Increase in net assets		"407,523"	"1,459,161"
Net Assets:
Beginning of period		"1,459,161"	---
End of period			"$1,866,684"	"$1,459,161"
The accompaning notes are an integral part
 of the financial statements.

DARUMA MID-CAP VALUE FUND
"Statement of Operations for the six
 months ended December 31, 1997 (unaudited)"

INVESTMENT INCOME
Income:
Dividends		"$8,073"
Total Income		"8,073"

Expenses:
Investment advisory fee (Note 2)        "8,544"
custodian and transfer agent fees	"7,260"
Fund accounting fee			"5,445"
Auditing and legal fees			"4,410"
Federal and state registration fees	"1,814"
Other expenses				"1,285"
Amoritaztion of deferred organization costs	984
					"29,742"

Less:
Fee waived and expenses reimbursed
by Advisor (Note 2) 		"17,042"

Net Expenses				"12,700"

Net Investment Loss			"(4,627)"

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (Note 1)

Net realized gain on investments"103,343"
Net unrealized appreciation on investments"270,424"

Net realized and unrealized gains
 on investments				"373,767"

Net Increase in Net Assets
Resulting from Operations		"$369,140"


The accompaning notes are an integral part
 of the financial statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data
for a share outstanding throughout the period
and to assist shareholders in evaluating the
 Fund's performance.
              				    For the period
			For the six months "August 16, 1996"
			ended		      through
			"December 31, 1997""June 30, 1997"
			(Note 1) (unaudited)	(Note 1)
"Net Asset Value, Beginning of period"	$12.90		$10.00
Income from Investment Operations:
Net investment loss		(0.02)		(0.07)
Net realized and unrealized
 gains on investments		1.69		2.98

Total from Investment Operations  14.57		12.91

Less Distributions:
Distributions from net realized
 gains				(1.55)		(0.01)
Total Distributions		(1.55)		(0.01)

"Net Asset Value, End of Period"$13.02		$12.90

Total Investment Return		13%		29%

Ratios/Supplemental Data:
"Net Assets, End of Period""$1,866,684"	"$1,459,161"
Ratio of Expenses to
Average Net Assets (a)	1.5%*	1.5%
Ratio of Net Investment
Loss to Average Net Assets (b)-0.6%*	-0.6%
Portfolio Turnover Rate	35%		46%
Average Commission Rate
 Paid (c)		$0.05		$0.04

*Annualized
(a)The ratio of expenses to average net assets
 before waiver of fee and reimbursement of
expenses by"the investment adviser would have
 been 3.5% for the period ended December 31,
 1997 and""5.10% for the period ended June 30,
 1997."
(b)The ratio of net investment loss to average
net assets before the waiver of fees and
reimbursement of expenses by the investment
 adviser would have been (2.6%) for the period
 ended"December 31, 1997 and (4.21%) for the
period ended June 30, 1997."
(c)	The Fund is required
 to disclose its average commission rate
 paid per share for purchasesand sales of investment securities.

The accompaning notes are an integral part of
 the financial statements.